Consolidated Statement of Other Comprehensive Income or Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Loss for the year	R$ (329,830)	R$ (68,374)	R$ (19,434)
Other comprehensive income (loss)
Foreign currency translation differences	(2,477)	(1,918)	843
Loss - Hedge activities	(3,341)
Total comprehensive loss for the year	(335,648)	(70,292)	(18,591)
Comprehensive loss attributed to:
Controlling interest	(334,210)	(70,106)	(18,591)
Non-controlling interest	R$ (1,438)	R$ (186)